PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Summary of financial information of Group's VIEs

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	268,484	521,044
Total liabilities	112,655	214,588

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Total revenues	—	—	161,816
Net income (loss)	(2,300)	(4,088)	18,406

	For the year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	1,257	(7,131)	5,855
Net cash provided by (used in) investing activities	(126,716)	4,152	(83,936)
Net cash provided by financing activities	126,745	3,334	157,500
Net increase in cash	1,286	355	78,919
Cash, beginning of year	6,241	7,527	7,882
Cash, end of year	7,527	7,882	86,801

Schedule of cash and restricted cash

	2017	2018
	RMB	RMB

Cash	2,292,476	1,968,351
Restricted cash	249	5,770
Total cash and restricted cash	2,292,725	1,974,121

Schedule of estimated useful lives of property and equipment

Estimated useful lives
Land use rights	32.42 to 50 years
Building	20 years
Leasehold improvements	Lesser of the lease period or the estimated useful life
Electronic equipment	3 to 5 years
Furniture and fixtures	5 years
Motor vehicles	5 years
Other assets	5 years

Schedule of assumptions used to estimate the fair value of stock options

	2016	2017	2018
Risk-free interest rate	1.00%-1.70%	1.61%	2.41%-2.75%
Expected life (years)	4	4	4
Expected dividend yield	0%	0%	0%
Volatility	33%-34%	32%	32%
Weighted average fair value per common share on date of option grant	US$34.27	US$56.68	US$73.46